Financial instruments - valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Fair value of liabilities
Carrying value, Financial liabilities	£ 683,632.0	£ 647,745.0
Level 1
Fair value of liabilities
Fair value, Financial liabilities	19,660.0	18,941.0
Level 2
Fair value of liabilities
Fair value, Financial liabilities	207,639.0	184,056.0
Level 3
Fair value of liabilities
Fair value, Financial liabilities	1,790.0	1,957.0
Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	23,093.0	23,297.0
Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	361,626.0	360,914.0
Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	7,619.0	3,066.0
Debt securities in issue | Level 2
Fair value of liabilities
Fair value, Financial liabilities	1,415.0	791.0
Debt securities in issue | Level 3
Fair value of liabilities
Fair value, Financial liabilities	80.0	112.0
Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	9,808.0	10,535.0
Subordinated liabilities | Level 2
Fair value of liabilities
Fair value, Financial liabilities	763.0	867.0
Items where fair values approximates carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	4.2	4.2
Items where fair values approximates carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	307.2	307.1
Items where fair values approximates carrying value | Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	7.6	3.1
Items where fair values approximates carrying value | Other liabilities - notes in circulation
Fair value of liabilities
Carrying value, Financial liabilities	2.1	2.2
Carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	18.9	19.1
Carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	54.4	53.8
Carrying value | Debt securities in issue
Fair value of liabilities
Carrying value, Financial liabilities	44.0	36.9
Carrying value | Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	9.0	9.7
Fair value | Bank deposits
Fair value of liabilities
Fair value, Financial liabilities	18.7	18.5
Fair value | Bank deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	12.7	13.9
Fair value | Bank deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	6.0	4.6
Fair value | Customer deposits
Fair value of liabilities
Fair value, Financial liabilities	54.5	54.6
Fair value | Customer deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	7.4	10.4
Fair value | Customer deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	47.1	44.2
Fair value | Debt securities in issue
Fair value of liabilities
Fair value, Financial liabilities	45.9	38.6
Fair value | Debt securities in issue | Level 2
Fair value of liabilities
Fair value, Financial liabilities	43.7	36.9
Fair value | Debt securities in issue | Level 3
Fair value of liabilities
Fair value, Financial liabilities	2.2	1.7
Fair value | Subordinated liabilities
Fair value of liabilities
Fair value, Financial liabilities	10.1	10.0
Fair value | Subordinated liabilities | Level 2
Fair value of liabilities
Fair value, Financial liabilities	10.0	9.9
Fair value | Subordinated liabilities | Level 3
Fair value of liabilities
Fair value, Financial liabilities	£ 0.1	£ 0.1